Statements Of Financial Condition - USD ($)	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Investments in U.S. Treasury notes at fair value (amortized cost $20,474,790 and $35,145,431)	$ 20,462,519	$ 35,088,064
Net unrealized appreciation on open futures and forward currency contracts	3,809,427	699,718
Due from brokers	5,872,525	165,037
Cash denominated in foreign currencies (cost $5,579,987 and $8,417,006)	5,571,859	8,629,359
Total equity in trading accounts	35,716,330	44,582,178
INVESTMENTS IN U.S. TREASURY NOTES at fair value (amortized cost $117,981,296 and $115,357,357)	117,954,423	115,200,284
CASH AND CASH EQUIVALENTS	14,604,941	19,471,076
ACCRUED INTEREST RECEIVABLE	278,874	387,659
TOTAL	168,554,568	179,641,197
LIABILITIES AND PARTNERS' CAPITAL
Capital contributions received in advance	125,000	1,255,750
Net unrealized depreciation on open forward currency contracts	300,633	3,107,485
Accrued brokerage fees	301,842	311,400
Due to brokers	888,453	354,465
Cash denominated in foreign currencies (cost $84,933 and $0)	89,349
Accrued expenses	41,425	47,630
Capital withdrawals payable to Limited Partners	1,674,107	5,968,211
Capital withdrawals payable to General Partner	212,143	1,276,588
Other liabilities		4,400
Total liabilities	3,632,952	12,325,929
PARTNERS' CAPITAL	164,921,616	167,315,268
TOTAL	$ 168,554,568	$ 179,641,197